Details of Significant Accounts - Revenue - Disaggregation of revenue, Alternatively (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 21,359	$ 18,184
Licensing	2,875	4,119
Advertisement	580	981
Others	18	95
Revenue from contracts with customers	24,832	23,379
AR/AI cloud solutions	$ 9,622	$ 10,373